Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
Office equipment	52,596	52,596	6,721
Office furniture and fixtures	11,700	11,700	1,495
Subtotal	64,296	64,296	8,216
Less: accumulated depreciation	(59,428)	(64,296)	(8,216)
Property and equipment, net	4,868	–	–